RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

On 01 September 2022, TORM purchased 75% of the shares in Marine Exhaust Technology A/S thereby obtaining a controlling interest in its joint venture entity Marine Exhaust Technology Ltd in Hong Kong. During the first nine months ended 30 September, 2022, TORM’s transactions with its joint venture entity producing scrubbers for the TORM fleet covered CAPEX of USD 5.6m in total.

As announced on 29 March 2023, the Board of Directors has as part of a long-term incentive program decided to grant certain employees, including the CEO, restricted stock options. For 2023, the restricted stock options will vest over a three-year period, with one third of the grant amount vesting at each anniversary during the three-year period starting on 01 January 2023. The CEO was granted 255,200 restricted stock options. The fair value of the CEO’s options was determined using the Black-Scholes model and amounts to USD 2.5m. In addition to the 2023 program, the Board of Directors has extraordinarily decided to grant certain employees, including the CEO, restricted stock options in an additional retention program, which fully vest 01 March 2026. The CEO was granted 300,000 restricted stock options in this additional retention program. The fair value of the CEO’s options in the retention program was determined using the Black-Scholes model and amounts to USD 10.7m.

During the first nine months ended 30 September 2023, there have been no other related party transactions than ordinary remuneration to the Board of Directors and the CEO.